Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0001811999
Registrant Name	FARMHOUSE, INC. /NV
Form Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A